Going Concern (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,325,147	$ 1,841,967	$ 1,093,095	$ 445,813	$ 1,451,735	$ 1,951,402	$ 4,260,209	$ 3,848,950	$ 4,471,612	$ 13,194,969
Accumulated deficit	$ 38,070,941						$ 38,070,941		33,810,732	$ 29,339,120
Working capital surplus									899,215
Stockholder debt									$ 165,620